Label	Element	Value
Credit Suisse Global Sustainable Dividend Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Credit Suisse Global Sustainable Dividend Equity Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND FUND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The accompanying tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Credit Suisse Funds. More information about these and other discounts is available from your financial representative and in this Prospectus on page 135 under the heading "Other Shareholder Information – Class A and C Shares and Sales Charges" and in the fund's Statement of Additional Information ("SAI") on page 73 under the heading "Additional Purchase and Redemption Information."

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities and other investments (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the fiscal period beginning February 27, 2015 and ended October 31, 2015, the fund's portfolio turnover rate was 37% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Credit Suisse Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the fund's first fiscal year of operations.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example may help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Assume you invest $10,000, the fund returns 5% annually, expense ratios remain the same and you close your account at the end of each of the time periods shown. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity and equity-related instruments. Equity instruments include common stock, preferred stock, depositary receipts, exchange-traded funds that invest in equity securities, options, warrants and rights. Equity-related instruments, which are investments that provide exposure to the performance of equity instruments, may include equity futures, stock index futures, equity swaps, equity index swaps, equity and index options, structured notes, and other derivative instruments where the reference asset is an equity security.

Under normal market conditions, the fund will invest significantly (at least 40% of its net assets, unless market conditions are not deemed favorable by Credit Suisse, in which case the fund would invest at least 30% of its net assets) in the securities of foreign companies. Foreign companies are generally defined as companies organized outside of the U.S. or those whose securities trade primarily in non-U.S. securities markets. The fund's investments in the securities of foreign companies may include securities of companies located in developed and emerging market countries.

Credit Suisse will typically seek to diversify the fund's investments among a number of different countries worldwide but, from time to time, may have significant assets invested in one or a few countries. The fund's investments may be denominated in currencies of foreign countries and, while it has the authority to do so, the fund does not currently intend to hedge against a decline in the value of its assets versus the U.S. dollar. The fund may invest in companies of any size.

In addition to the securities described above, the fund may invest in other mutual funds (including other Credit Suisse Funds).

Investment Process. Credit Suisse actively manages the fund's portfolio pursuant to a process that employs a proprietary investment methodology designed to identify the following types of companies: (1) High quality, blue chip companies with sustainable competitive advantages; (2) Cash rich companies with excess cash capital to return to shareholders; (3) Companies with moderate sustainable growth levels; and (4) Companies with attractive valuations.

This investment process is intended to identify equity securities that are believed to be able to pay dividends in a sustainable manner. The data inputs used for the proprietary investment technique that seeks to identify these companies are derived from a framework developed by HOLT, an independent research division of Credit Suisse. Utilizing a value-based, return on capital framework, HOLT provides an objective view of over 20,000 companies in approximately 64 countries using a rigorous methodology that examines accounting information and converts it to a cash-based measure of performance, allowing investors to survey the entire corporate capital structure and identify key drivers of value. The model adjusts for accounting rules across geographic locations, inflation rates and company risk profiles to provide a standardized platform for stock evaluation.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

A WORD ABOUT RISK

All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

Principal risk factors for the fund are discussed below. Before you invest, please make sure you understand the risks that apply to the fund. As with any mutual fund, you could lose money over any period of time.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CURRENCY RISK

Currency risk is the risk that changes in currency exchange rates will negatively affect securities or instruments denominated in, and/or payments received in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the fund's investments in financial instruments with underlying securities or instruments denominated in a foreign currency or may widen existing losses.

DERIVATIVES RISK

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The fund typically uses derivatives as a substitute for taking a position in the underlying asset. The fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as currency risk, liquidity risk, and market risk. Also, suitable derivative transactions may not be available in all circumstances. In December 2015, the SEC proposed a new rule to regulate the use of derivatives by registered investment companies, such as the fund. If the new rule goes into effect, it could limit the ability of the fund to invest or remain invested in derivatives.

EQUITY EXPOSURE RISK

Equity security prices have historically risen and fallen in periodic cycles. U.S. and foreign equity markets have experienced periods of substantial price volatility in the past and may do so again in the future. The market values of equity securities, such as common stocks, may decline due to general market conditions and are subject to greater fluctuations than certain other asset classes as a result of factors such as a company's business performance, investor perceptions, stock market trends, real or perceived adverse economic conditions, changes in interest or currency rates, adverse factors affecting a particular industry or region, and changes in the general outlook for corporate earnings.

FOREIGN SECURITIES RISK

A fund that invests outside the U.S. carries additional risks that include:

■  Currency Risk See "Currency Risk" above.

■  Emerging Markets Risk The risks of investing in foreign securities are increased in connection with investments in emerging markets. Emerging markets are countries generally considered to be relatively less developed or industrialized. Emerging markets often face economic problems that could subject the fund to increased volatility or substantial declines in value. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the fund to risks beyond those generally encountered in developed countries. In addition, profound social changes and business practices that depart from norms in developed countries' economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. Countries in emerging markets are also more likely to experience high levels of inflation, deflation, currency devaluation or unemployment, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

■  Information Risk Key information about an issuer, security or market may be inaccurate or unavailable.

■  Political Risk Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund's ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action and war.

■  Access Risk Some countries may restrict the fund's access to investments or offer terms that are less advantageous than those for local investors. This could limit the attractive investment opportunities available to the fund.

■  Operational Risk Some countries have less-developed securities markets (and related transaction, registration and custody practices) that could subject the fund to losses from fraud, negligence, delay or other actions.

FUTURES CONTRACTS RISK

The risks associated with the fund's use of futures contracts and swaps and structured notes that reference the price of futures contracts include the risk that: (i) changes in the price of a futures contract may not always track the changes in market value of the underlying reference asset; (ii) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts; and (iii) if the fund has insufficient cash to meet margin requirements, the fund may need to sell other investments, including at disadvantageous times.

LIQUIDITY RISK

Certain portfolio holdings may be difficult or impossible to sell at the time and the price that the fund would like. The fund may have to lower the price, sell other holdings instead or forgo an investment opportunity. Any of these could have a negative effect on portfolio management or performance.

MANAGER RISK

If the fund's portfolio managers make poor investment decisions, it will negatively affect the fund's performance. The fund also bears the risk that the proprietary investment technique used by the portfolio managers will not be successful in identifying investments that will help the fund achieve its investment objective, causing the fund to underperform its benchmark or other funds with a similar investment objective.

MARKET RISK

The market value of an instrument may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause an instrument to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments – including stocks and bonds, and the mutual funds that invest in them.

SMALL- AND MID- CAP STOCK RISK

The fund may invest in small- and mid- cap stocks. Stocks of small-cap companies, and to a lesser extent, mid-cap companies, may be more volatile than, and not as readily marketable as, those of larger companies.

SWAP AGREEMENTS RISK

Swap agreements involve the risk that the party with whom the fund has entered into the swap will default on its obligation to pay the fund and the risk that the fund will not be able to meet its obligations to pay the other party to the agreement.

Risk Lose Money [Text]	rr_RiskLoseMoney	Simply defined, risk is the possibility that you will lose money or not make money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the fund has not completed a full calendar year of operations, no performance informance is available as of the date of this Prospectus.

The fund makes updated performance available at the fund's website (www.credit-suisse.com/us/funds) or by calling Credit Suisse Funds at 877-870-2874.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the fund has not completed a full calendar year of operations, no performance informance is available as of the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877-870-2874
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.credit-suisse.com/us/funds
Credit Suisse Global Sustainable Dividend Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum sales charge (load) on reinvested distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.60%
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	1.57%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.42%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.47%)	[3]
Total annual fund operating expenses after fee limitations/expense reimbursements	rr_NetExpensesOverAssets	0.95%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Purchases of shares of $1 million or more may be subject to a 1% deferred sales charge on redemptions within 12 months of purchase.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 617
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,106
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,622
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,030
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	617
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,106
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,622
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,030
Credit Suisse Global Sustainable Dividend Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Maximum sales charge (load) on reinvested distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.60%
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	1.57%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	3.17%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.47%)	[3]
Total annual fund operating expenses after fee limitations/expense reimbursements	rr_NetExpensesOverAssets	1.70%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	1% during the first year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 273
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	840
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,531
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,374
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	173
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	840
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,531
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,374
Credit Suisse Global Sustainable Dividend Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) on reinvested distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.60%
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	1.57%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.17%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.47%)	[3]
Total annual fund operating expenses after fee limitations/expense reimbursements	rr_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	537
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,029
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,387
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	72
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	537
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,029
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,387

[1]	Purchases of shares of $1 million or more may be subject to a 1% deferred sales charge on redemptions within 12 months of purchase.
[2]	"Other expenses" have been estimated for the fund's first fiscal year of operations.
[3]	Credit Suisse Opportunity Funds (the "Trust") and Credit Suisse Asset Management, LLC ("Credit Suisse") have entered into a written contract limiting operating expenses to 0.95% of the fund's average daily net assets for Class A shares, 1.70% of the fund's average daily net assets for Class C shares and 0.70% of the fund's average daily net assets for Class I shares at least through February 28, 2017. This limit excludes certain expenses, including interest charges on fund borrowings, taxes, brokerage commissions, dealer spreads and other transaction charges, expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, short sale dividends, and extraordinary expenses (e.g., litigation and indemnification and any other costs and expenses that may be approved by the Board of Trustees).The Trust is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously paid by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than three years after the end of the fiscal year during which such fees were limited or expenses were paid by Credit Suisse and the reimbursements do not cause a class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses were paid. This contract may not be terminated before February 28, 2017.
[4]	1% during the first year.